Condensed Consolidated and Combined Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Net Parent Investment [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total Equity [Member]
Balances as of January 1 at Dec. 31, 2019	$ 21,397				$ 23,400	$ (2,022)	$ 19
Cumulative effect of adoption of new accounting principles	(19)				(19)	0	0
Net income	13,846				13,846	0	8	$ 13,854
Currency translation adjustments – net of taxes	1,062				0	1,062	0
Benefit plans – net of taxes	130				0	130	0
Investment securities and cash flow hedges – net of taxes	(9)				0	(9)	0
Transfers (to) Parent	(21,661)				(21,661)	0	0
Changes in equity attributable to noncontrolling interests	(3)				0	0	(3)
Balances as of December 31 at Dec. 31, 2020	14,751				15,566	(839)	24
Net income	2,247				2,247	0	7	2,254
Currency translation adjustments – net of taxes	(326)				0	(326)	0
Benefit plans – net of taxes	80				0	80	0
Investment securities and cash flow hedges – net of taxes	48				0	48	0
Transfers (to) Parent	(121)				(121)	0	0
Changes in equity attributable to noncontrolling interests	(10)				0	0	(10)
Balances as of December 31 at Dec. 31, 2021	16,676				17,692	(1,037)	21
Net income	389				389
Currency translation adjustments – net of taxes	(153)				0	(153)	0
Benefit plans – net of taxes	(5)				0	(5)	0
Investment securities and cash flow hedges – net of taxes	24
Transfers (to) Parent	(353)				(353)	0	0
Changes in equity attributable to noncontrolling interests	0				0	0	0
Balances as of December 31 at Mar. 31, 2022	16,578				17,728	(1,171)	21
Balances as of January 1 at Dec. 31, 2021	16,676				17,692	(1,037)	21
Net income	1,916				1,916	0	4	$ 1,920
Currency translation adjustments – net of taxes	(878)				0	(876)	(2)
Benefit plans – net of taxes	58				0	58	0
Investment securities and cash flow hedges – net of taxes	(23)				0	(23)	0
Transfers (to) Parent	(8,373)				(8,373)	0	0
Changes in equity attributable to noncontrolling interests	(18)				0	0	(18)
Balances as of December 31 at Dec. 31, 2022	9,362				11,235	(1,878)	5
Balances as of December 31 (Shares) at Dec. 31, 2022		0
Cash flow hedges – net of taxes	24					24
Net transfers from Parent, including Spin-Off-related adjustments	(2,834)				(4,833)	2,000	(1)
Issuance of common stock in connection with the Spin-Off and reclassification of net parent investment (Shares)		454
Issuance of common stock in connection with the Spin-Off and reclassification of net parent investment		$ 5	$ 6,397		(6,402)
Issuance of common stock in connection with employee stock plans (Shares)		1
Issuance of common stock in connection with employee stock plans	4		4
Net income	372			$ 372
Currency translation adjustments – net of taxes	57				0	57	0
Benefit plans – net of taxes	(65)				0	(65)	0
Investment securities and cash flow hedges – net of taxes	(39)
Share-based compensation expense	24		24
Changes in equity attributable to noncontrolling interests	2				0	0	2
Changes in equity due to redemption value adjustments on redeemable noncontrolling interests	(187)			(187)
Balances as of December 31 at Mar. 31, 2023	6,696	$ 5	$ 6,425	$ 185	$ 0	75	$ 6
Balances as of December 31 (Shares) at Mar. 31, 2023		455
Cash flow hedges – net of taxes	$ (39)					$ (39)